SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Allowance for Credit Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at January 1	$ 19,984
Provision for credit losses	78,931	$ 64,478	$ 47,718
Write-offs charged against the allowance	(74,170)
Recoveries collected	2,433
Balance at December 31	27,178	19,984
Revenue reserve	2,100	3,900
Allowance for credit loss, current and revenue reserve	$ 29,200	$ 23,900